First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
October 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 82.2%
	Aerospace & Defense – 2.4%
4,201	Aerojet Rocketdyne Holdings, Inc. (a)	$184,886
	Banks – 8.1%
13,991	Investors Bancorp, Inc.	214,062
12,126	People’s United Financial, Inc.	207,840
8,602	Sterling Bancorp	218,921
		640,823
	Chemicals – 1.0%
3,828	Ferro Corp. (b)	80,465
	Commercial Services & Supplies – 4.0%
15,640	Covanta Holding Corp. (a)	315,615
	Electric Utilities – 3.5%
5,564	PNM Resources, Inc. (a)	276,809
	Food Products – 3.9%
1,624	Sanderson Farms, Inc.	307,667
	Health Care Providers & Services – 3.7%
3,036	Magellan Health, Inc. (b)	287,904
	Health Care Technology – 5.1%
7,492	Change Healthcare, Inc. (b)	161,303
5,816	Inovalon Holdings, Inc., Class A (b)	237,234
		398,537
	Insurance – 12.7%
8,225	Athene Holding Ltd., Class A (a) (b)	715,657
5,488	State Auto Financial Corp. (a)	281,590
		997,247
	Life Sciences Tools & Services – 2.6%
4,284	PPD, Inc. (a) (b)	202,076
	Oil, Gas & Consumable Fuels – 0.0%
9	Coterra Energy, Inc.	192
	Paper & Forest Products – 1.2%
1,786	Domtar Corp. (b)	97,498
	Professional Services – 5.8%
3,491	IHS Markit Ltd. (a)	456,343
	Semiconductors & Semiconductor Equipment – 7.3%
3,197	Xilinx, Inc. (a)	575,460
Shares	Description	Value

	Software – 12.1%
1,884	Five9, Inc. (b)	$297,691
8,988	Nuance Communications, Inc. (a) (b)	494,789
1,807	QAD, Inc., Class B	157,950
9	salesforce.com, Inc. (b)	2,697
		953,127
	Specialty Retail – 1.8%
8,048	Sportsman’s Warehouse Holdings, Inc. (b)	138,908
	Thrifts & Mortgage Finance – 7.0%
5,982	Flagstar Bancorp, Inc. (a)	282,291
11,575	Meridian Bancorp, Inc.	268,540
		550,831
	Total Common Stocks	6,464,388
	(Cost $6,094,101)
REAL ESTATE INVESTMENT TRUSTS – 7.1%
	Equity Real Estate Investment Trusts – 7.1%
4,118	MGM Growth Properties LLC, Class A	162,167
7,921	VEREIT, Inc.	398,426
	Total Real Estate Investment Trusts	560,593
	(Cost $557,104)
	Total Investments – 89.3%	7,024,981
	(Cost $6,651,205) (c)
COMMON STOCKS SOLD SHORT – (42.5)%
	Banks – (11.4)%
(4,155)	Citizens Financial Group, Inc.	(196,864)
(3,175)	Independent Bank Corp.	(268,287)
(1,431)	M&T Bank Corp.	(210,529)
(3,983)	Webster Financial Corp.	(222,889)
		(898,569)
	Capital Markets – (15.2)%
(9,388)	Apollo Global Management, Inc.	(722,407)
(990)	S&P Global, Inc.	(469,418)
		(1,191,825)
	Commercial Services & Supplies – (0.0)%
(48)	MillerKnoll, Inc.	(1,868)
	Life Sciences Tools & Services – (0.0)%
(6)	ICON PLC (b)	(1,721)

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Semiconductors & Semiconductor Equipment – (8.5)%
(5,520)	Advanced Micro Devices, Inc. (b)	$(663,670)
(7)	Analog Devices, Inc.	(1,214)
		(664,884)
	Software – (3.6)%
(1,042)	Zoom Video Communications, Inc., Class A (b)	(286,185)
	Thrifts & Mortgage Finance – (3.8)%
(24,017)	New York Community Bancorp, Inc.	(298,531)
	Total Common Stocks Sold Short	(3,343,583)
	(Proceeds $2,909,747)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (7.2)%
	Equity Real Estate Investment Trusts – (7.2)%
(5,583)	Realty Income Corp.	(398,794)
(5,626)	VICI Properties, Inc.	(165,123)
	Total Real Estate Investment Trusts Sold Short	(563,917)
	(Proceeds $565,171)
	Total Investments Sold Short – (49.7)%	(3,907,500)
	(Proceeds $3,474,918)
	Net Other Assets and Liabilities – 60.4%	4,751,481
	Net Assets – 100.0%	$7,868,962

(a)	This security or a portion of this security is segregated as collateral for investments sold short.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $545,997 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $604,803. The net unrealized depreciation was $58,806. The amounts presented are inclusive of investments sold short.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,464,388	$ 6,464,388	$ —	$ —
Real Estate Investment Trusts*	560,593	560,593	—	—
Total Investments	$ 7,024,981	$ 7,024,981	$—	$—

LIABILITIES TABLE
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (3,343,583)	$ (3,343,583)	$ —	$ —
Real Estate Investment Trusts Sold Short*	(563,917)	(563,917)	—	—
Total Investments	$ (3,907,500)	$ (3,907,500)	$—	$—

*	See Portfolio of Investments for industry breakout.